CONVERTIBLE NOTE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
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CONVERTIBLE NOTE

NOTE 3 – CONVERTIBLE NOTES

On January 25, 2023, the Company received an amount of $250 in consideration for issuance of convertible notes (the “Convertible Notes”) and two types of warrants. The Convertible Notes principal amount is $250 and maturity date is the earlier between December 31, 2024, and the date of any change in control (excluding the Business Combination). The Convertible Notes have an interest rate of 15% per annum and shall be converted into ordinary shares: (1) at the note holder’s discretion, at a fixed conversion price of USD 10 per ordinary share, or (2) through issuance of the Company’s ordinary shares at a 20% discount.

As part of the Convertible Note agreements, the investor was granted two types of warrants:

(i)	Bonus Warrants – 12,500 warrants to purchase ordinary shares of the Company at an exercise price of USD 11.50 per share. The Bonus Warrants term is five years commencing upon the Business Combination.

(ii)	Redeemable Warrants – 12,500 warrants to purchase ordinary shares of the Company at a purchase price of USD 11.50 per share. The Redeemable Warrants term is five years commencing upon the Business Combination. The Redeemable Warrants shall be redeemable on a non-cumulative basis at the option of the holder, according to a schedule for USD 5.00 per warrant. The investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.

The Convertible Notes are recorded in accordance with their fair value. The Redeemable Warrants are accounted for as a derivative financial liability. Management utilized a third-party appraiser to assist them in valuing the Convertible Notes and Redeemable Warrants.

In order to calculate the fair value of the Convertible Notes, the Company discounted the payment schedule by a discount rate of 30.7%.

The fair value of the Redeemable Warrants was calculated using Monte-Carlo simulation model with expected volatility of 71.54% and the risk-free interest rate used is 4.19%. As of June 30, 2023, the fair value of the Convertible Notes was $218 and the fair value of the Redeemable Warrants was $71.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

Security Matters Limited [Member]
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CONVERTIBLE NOTE

NOTE 6 – CONVERTIBLE NOTE:

In May 2022, the Company issued 828,240 convertible notes (the “Convertible Notes”), with a face value of AUD 1 (USD 0.7) per each Convertible Note, for an aggregate amount of AUD 828 thousand (569). The Convertible Notes have a maturity date of six months from issuance date. The conversion price is as follows: (i) if the Company executes a binding agreement for an M&A transaction or receives USD $20 million or more in return for the issuance of shares on or before December 31, 2022, the principal amount of each Convertible Note will automatically be converted into shares in the Company. The issuance price per share will be calculated at a 20% discount to the higher of the offer price or price paid by the investors participating in the qualified transaction, as such term is defined in the Convertible Notes agreement, subject to a floor cap of no lower than AUD 0.15 (USD 0.11) per share. In July 2022, the Company entered into a Business Combination Agreement that will be subject to de-listing of the Company’s ordinary share capital from the Australian Stock Exchange following receiving an Australian court approval of the future merger (ii) if the Company has not executed a binding agreement for a qualified transaction until December 31, 2022, the Convertible Notes balance will automatically convert into ordinary shares at that date. The issuance price per share will be calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 (USD 0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 (USD 0.32) per share. As of December 31, 2022, the Convertible Note amounted to 563.

In July 2022, an amendment to the Convertible Notes agreements was signed between the Company and the investors which prescribes a cancellation of the Convertible Notes and replacing them with the issuance of 1,000,000 ordinary shares of the Company (with the occurrence of the Business Combination).

On March 7, 2023, the Convertible Notes were converted to 1,000,000 ordinary shares of the Company.